12 Months Ended
Dec. 29, 2014

J.P. MORGAN INCOME FUNDS

JPMorgan Global Bond Opportunities Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated September 4, 2015

to the Prospectuses

dated December 29, 2014, as supplemented

Effective immediately, the JPMorgan Global Bond Opportunities Fund (the “Fund”) will operate as a diversified investment company and all references to the Fund being a “non-diversified” fund in the Fund’s prospectuses are deleted including:

•	the last sentence under “What are the Fund’s main investment strategies?” in the Risk/Return Summary;

•	“Non-Diversified Fund Risk” under “The Fund’s Main Investment Risks” in the Risk/Return Summary;

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE